CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed income securities, at fair value, amortized cost	$ 21,522	$ 20,217
Equity securities, at fair value, cost	1,107	1,123
Short-term, at fair value, amortized cost	$ 974	$ 1,191
Common stock, par value (in dollars per share)	$ 227	$ 227
Common stock, authorized (in shares)	23,800	23,800
Common stock, outstanding (in shares)	23,800	23,800
Series A
Redeemable preferred stock, par value (in dollars per share)	$ 100	$ 100
Redeemable preferred stock, authorized (in shares)	1,500,000	1,500,000
Redeemable preferred stock, issued (in shares)	0	0
Series B
Redeemable preferred stock, par value (in dollars per share)	$ 100	$ 100
Redeemable preferred stock, authorized (in shares)	1,500,000	1,500,000
Redeemable preferred stock, issued (in shares)	0	0